INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2025	2024	2025	2024	2025	2024
PGI(1)	60	60	131	227	3,578	3,740
Cedar LNG	49.9	49.9	14	22	591	430
Alliance(2)	100	100	—	42	—	—
Aux Sable(2)	100	100	—	33	—	—
Greenlight(3)	50	—	60	—	82	—
Other(4)	50 - 75	50 - 75	4	4	93	97
Total			209	328	4,344	4,267
(1)    PGI share of profit for the twelve months ended December 31, 2025, includes an impairment of a single CGU and an impairment of an asset within PGI of $146 million (net to Pembina, after tax), due to contract expirations and future utilization uncertainty.
(2)    On April 1, 2024, Pembina completed its acquisition of Enbridge's interests in the Alliance, Aux Sable, and NRGreen joint ventures. On August 1, 2024, Pembina acquired the remaining non-controlling interest in Aux Sable's U.S. operations.
(3)    In the first quarter of 2025, Pembina entered into agreements for a 50 percent interest in the Greenlight Electricity Centre Limited Partnership, which is developing a power generation facility to serve data centre customers.
(4)    Other includes Pembina's interest in Grand Valley, Fort Corp and Alberta Carbon Grid Heartland Limited Partnership and the proposed Heartland carbon dioxide transportation and sequestration system ("ACG")

For the year ended December 31, 2025 ($ millions)	PGI	Cedar LNG	Greenlight	Other(1)
Earnings and Comprehensive Income
Revenue	1,678	—	—	40
Expenses	(460)	(6)	(3)	(16)
Depreciation and amortization	(396)	—	—	(15)
Impairment expense	(322)	—	—	—
Interest expense	(237)	—	(1)	(1)
Finance income and other	49	34	—	—
Gain on land sale	—	—	124	—
Income tax expense	(77)	—	—	—
Earnings	235	28	120	8
Earnings attributable to Pembina	131	14	60	4

As at December 31, 2025 ($ millions)	PGI	Cedar LNG	Greenlight	Other(1)
Statements of Financial Position
Cash and cash equivalents	18	41	133	4
Other current assets	529	12	9	4
Non-current assets	13,364	2,725	82	75
Current trade, other payables and provisions	249	260	9	3
Other current liabilities	100	41	—	3
Non-current trade, other payables and provisions	145	1	—	—
Other non-current liabilities	7,432	1,551	54	19
(1)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

For the year ended December 31, 2024 ($ millions)	PGI	Cedar LNG	Alliance(1)	Aux Sable(1)	Other(3)
Earnings and Comprehensive Income
Revenue	1,676	—	252	329	44
Expenses	(522)	(3)	(81)	(238)	(20)
Depreciation and amortization	(368)	—	(40)	(13)	(14)
Interest expense	(253)	—	(11)	—	(1)
Finance (costs) income and other	(39)	47	2	—	(1)
Income tax expense	(122)	—	—	—	—
Earnings	372	44	122	78	8
Earnings attributable to Pembina	227	22	42	33	4

As at December 31, 2024 ($ millions)	PGI	Cedar LNG	Alliance(2)	Aux Sable(2)	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	79	—	—	4
Other current assets	501	3	—	—	5
Non-current assets	13,033	1,665	—	—	86
Current trade, other payables and provisions	210	7	—	—	3
Other current liabilities	47	—	—	—	3
Non-current trade, other payables and provisions	129	—	—	—	—
Other non-current liabilities	6,913	1,048	—	—	22
(1)    The accounting for the results of all Alliance, Aux Sable, and NRGreen businesses changed from the equity method of accounting to being fully consolidated and incorporated into Pembina's financial results commencing April 1, 2024. As such, the numbers presented reflect only the results for the three months ended March 31, 2024.
(2)    As at December 31, 2024, Pembina holds 100 percent equity ownership in all Alliance, Aux Sable, and NRGreen businesses.
(3)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

Schedule of distributions from and contributions to equity accounted investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions(1)		Contributions
($ millions)	2025	2024	2025	2024
PGI	534	505	243	124
Cedar LNG	—	—	147	241
Alliance	—	80	—	5
Aux Sable	—	31	—	1
Greenlight	—	—	21	—
Other(2)	10	10	—	—
Total	544	626	411	371
(1)    Distributions exclude returns of capital. In 2025, Pembina received no return of capital from Cedar LNG (2024: $63 million from Cedar LNG).
(2)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

Schedule of sensitivity analysis in key assumptions for goodwill impairment	The following table provides sensitivities to reasonably possible changes in each estimate that could result in an impairment of PGI's goodwill.

As at December 31	2025			2024
	Actual	Increase (decrease) required for impairment		Actual	Increase (decrease) required for impairment
Key assumptions used
Average annual pre-tax cash flow ($ millions)(1)	1,303	(20.8%)		1,232	(6.0%)
After-tax discount rate	6.9%	230	bps	7.6%	60	bps
Long-term growth rate	1.9%	(470)	bps	1.8%	(90)	bps
(1)    Average annual forecasted pre-tax cash flows represent 100 percent of PGI's forecasted cash flows.